Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2013
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Years ended December 31,			Date of first issuance
	2013	2012	2011

Series 1	349,050.340	512,141.713	645,173.947	July 23, 2001
Series 2	186.285	228.982	156.318	April 1, 2010
Series 3	24,444.217	26,798.935	21,549.160	September 1, 2009
Series 4	1,861.921	1,241.673	532.525	November 1, 2010